Financial Instruments and Financial Risk Management - Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings Carried at Amortized Cost (Details) - Level 2 - EUR (€) € in Thousands	Jun. 30, 2024	Sep. 30, 2023
Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value	€ 208,305	€ 299,560
Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Nominal value	428,500	428,500
EUR | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value	375,000	375,000
USD | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value	307,180	781,315
Fair Value | Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	207,862	235,687
Fair Value | Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	434,132	373,682
Fair Value | EUR | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	380,182	348,426
Fair Value | USD | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	312,476	694,889
Carrying Value | Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	209,826	305,048
Carrying Value | Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	441,546	448,434
Carrying Value | EUR | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	379,272	368,701
Carrying Value | USD | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	€ 311,717	€ 730,855